FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE E – FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1:
Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2:
Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3:
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodology used for investments measured at fair value. There have been no changes in the methodologies used during the years ended December 31, 2025 and 2024.

Level 1 Fair Value Measurements

The fair value of mutual funds, employer stock and self-directed brokerage accounts is valued based on quoted market prices. Money market funds are valued based on quoted net asset values of the shares held by the Plan at year end.

Net Asset Value (NAV) as Fair Value

Common collective trust funds are comprised of units in such collective trust funds that are not publicly traded. The underlying assets in these funds (common stock, preferred stock, collective investment funds, U.S. government and agency obligations, debt instruments, insurance investment contracts, global wrap synthetic investment contracts, securities lending funds, repurchase agreements, futures contracts, and foreign currency contracts) are valued where applicable on exchanges and price quotes for the assets held by these funds are readily available. When current market prices or quotations are not available, valuations are determined using valuation models adopted by the Trustee or other inputs principally from or corroborated by observable market data. Common collective trust funds are valued at their net asset value (NAV) on the last day of the calendar year of the period; as a result, these investments are not classified within the fair value hierarchy.

Investments in common/collective trust funds are valued at the net value of participation units held by the Plan at year-end. The value of these units is determined by the trustee based on the current market values of the underlying assets of the common/collective trust fund as based on information reported by the investment advisor using the audited financial statements of the common/collective trust fund at year end. The Plan held collective trust funds at December 31, 2025 and 2024 as described below.

The objective of the Reliance Trust Company Stable Value Collective Investment Trust, Series 25053, common/collective trust fund is to provide safety and preservation of principal and accumulated interest for participant-initiated transactions. The interest credited to balances in this fund will reflect both current market conditions and performance of the underlying investments in this fund. This fund invests in MetLife Group Annuity Contracts which consists of separately managed investment portfolios directed by Reliance Trust Company. This fund is a bank collective trust fund for which Reliance Trust Company serves as the trustee and investment manager. This fund is not FDIC-insured or registered with the Securities and Exchange Commission. There are no unfunded commitments and no withdrawal restrictions.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s management believes the valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain investments could result in a different fair value measurement at the reporting date.

Transfers between Levels

We evaluate the significance of transfers between levels based on the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. During the years ended December 31, 2025 and 2024, there were no transfers between levels.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

		Fair Value Measurement Using:
December 31, 2025:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock fund – Employer stock	$3,989,396	$3,989,396	$-	$-
Common stock fund – Money market	173,229	173,229	-	-
Self-directed brokerage accounts	3,157,141	3,157,141	-	-
Mutual funds	16,908,245	16,908,245	-	-
Total investments, fair value	24,228,011	$24,228,011	$-	$-
Common collective trust fund [a]	503,973
Total investments	$24,731,984

		Fair Value Measurement Using:
December 31, 2024:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock fund – Employer stock	$5,253,577	$5,253,577	$-	$-
Common stock fund – Money market	311,272	311,272	-	-
Self-directed brokerage accounts	2,591,096	2,591,096	-	-
Mutual funds	16,236,315	16,236,315	-	-
Total investments, fair value	24,392,260	$24,392,260	$-	$-
Common collective trust fund [a]	720,227
Total investments	$25,112,487

[a] In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for plan benefits.